Shareholders' Equity (Details) (USD $)	12 Months Ended						12 Months Ended			24 Months Ended	45 Months Ended	69 Months Ended	12 Months Ended			66 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Triggering Event on Conversion of Series B Convertible Preferred Shares, If Occurred [Member]	Dec. 31, 2012 Additional Preferred Shares [Member]	Dec. 31, 2012 Unit Redemption Program [Member]	Dec. 31, 2011 Unit Redemption Program [Member]	Dec. 31, 2010 Unit Redemption Program [Member]	Dec. 31, 2012 Unit Redemption Program [Member]	Dec. 31, 2010 Unit Redemption Program [Member]	Dec. 31, 2012 Unit Redemption Program [Member]	Dec. 31, 2012 Dividend Reinvestment Plan [Member]	Dec. 31, 2011 Dividend Reinvestment Plan [Member]	Dec. 31, 2010 Dividend Reinvestment Plan [Member]	Dec. 31, 2012 Dividend Reinvestment Plan [Member]	Dec. 31, 2012 Distributions [Member]	Dec. 31, 2011 Distributions [Member]	Dec. 31, 2010 Distributions [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Unit Description	one common share and one Series A preferred share
Preferred Stock Priority Distribution (in Dollars per share)																				$ 11.00
Preferred Stock, Shares Issued	0	0																		90,941,959	91,109,651	240,000	240,000
Shares Issued, Price Per Share (in Dollars per share)																						$ 0.10
Preferred Stock, Value, Issued (in Dollars)	$ 0	$ 0																		$ 0	$ 0	$ 24,000	$ 24,000
Proportion of ownership required to approve amendments to the articles of incorporation				Holders of more than two-thirds of the Series B convertible preferred shares
Preferred Stock, Liquidation Payment (in Dollars per share)				$ 11.00
Convertible Preferred Stock, Shares Issued upon Conversion				24.17104
Conversion Formula Used in Subsequent Public Offering				(X/50 million) x 1.20568, where X is the additional gross proceeds rounded down to the nearest $50 million
Preferred Stock, Shares Authorized	15,000,000	15,000,000				15,000,000														200,000,000	200,000,000	240,000	240,000
Expense Related to the Conversion of Series B Convertible Preferred Shares, Minimum (in Dollars)					0
Expense Related to the Conversion of Series B Convertible Preferred Shares, Maximum (in Dollars)					63,800,000
Per Common Share Fair Market Value Assumption (in Dollars per share)					$ 11
Common Shares Issued					5,800,000
Unit redemption eligibility period							1 year
Redemption rate, Units owned less than 3 years							92.00%
Redemption rate, units owned more than 3 years							100.00%
Units Redeemed (in Shares)							1,600,000	2,900,000	3,700,000			11,500,000
Payments for Redemption of Units (in Dollars)	17,832,000	32,027,000	40,680,000				17,800,000	32,000,000	40,700,000			124,200,000
Redemption requests redeemed, description										pro-rata basis
Redemption requests redeemed, percentage											100.00%
Units Authorized													15,000,000			15,000,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in Shares)													1,500,000	2,000,000	2,200,000	11,300,000
Stock Issued During Period, Value, Dividend Reinvestment Plan (in Dollars)													16,000,000	22,000,000	24,600,000	124,500,000
Annual Distribution rate (in Dollars per share)																	$ 0.77
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)	$ 0.77	$ 0.77	$ 0.77														$ 0.77	$ 0.77	$ 0.77
Payments of Ordinary Dividends, Common Stock (in Dollars)	$ 69,969,000	$ 70,404,000	$ 71,340,000														$ 70,000,000	$ 70,400,000	$ 71,300,000